May 2009

Securities and Exchange Commission

Division of Investment Management

100 F, Street NE

Washington, DC 20549

Re: Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 4

File No. 333-95851

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Company”) and Massachusetts Mutual Variable Annuity Separate Account 4 (the “Separate Account”), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus and Statement of Additional Information (“SAI”) for certain individual certificates issued under a deferred group variable annuity contract offered by the Company through the Separate Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of prospectus and SAI contained in post-effective amendment number 10 to the Form N-4 registration statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on or about April 27, 2009.

Sincerely,

/s/ James M. Rodolakis
James M. Rodolakis
Vice President and Senior Counsel